PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

7. PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	June 30,	December 31,
	2024	2023

Computer and accessories	$87,117	$89,170
Office Equipment	24,835	25,420
Vehicle	24,781	25,365
Leasehold improvement	342,449	350,518
Less: accumulated depreciation	(421,070)	(414,003)
Property and equipment, net	$58,112	$76,470

Depreciation expense for the six months ended June 30, 2024 and 2023 was $ 16,718 and $ 31,613, respectively.

7. PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2023	2022

Computer and accessories	$89,170	$63,289
Office Equipment	25,420	202,487
Vehicle	25,365	26,110
Leasehold improvement	350,518	234,744
Less: accumulated depreciation	(414,003)	(343,244)
Property and equipment, net	$76,470	$183,386

Depreciation expense for the years ended December 31, 2023, 2022 and 2021 was $80,775, $87,973 and $109,362, respectively.